Inventories - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Inventory write-offs	€ 162.8	€ 125.8	€ 94.5
Costs of inventories	€ 189.3	€ 129.5